Condensed Financial Information of The Parent Company (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - ¥ / shares	Jun. 30, 2024	Jun. 30, 2023
Class A ordinary shares
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Yuan Renminbi per share)	¥ 0.00001	¥ 0.00001
Ordinary shares, authorized	4,980,000,000	4,980,000,000
Ordinary shares, issued	8,700,000	8,700,000
Ordinary shares, outstanding	8,700,000	8,700,000
Class B ordinary shares
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Yuan Renminbi per share)	¥ 0.00001	¥ 0.00001
Ordinary shares, authorized	20,000,000	20,000,000
Ordinary shares, issued	1,300,000	1,300,000
Ordinary shares, outstanding	1,300,000	1,300,000